Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000175541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175541 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175541 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175542 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175542 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175542 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175542 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175542 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175542 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175542 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175542 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175542 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175542 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000201705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000201705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000201705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000201705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000201705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201705 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175545 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175545 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175545 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175545 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175545 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175545 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175545 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175545 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175545 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175545 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175546 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175546 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175546 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175546 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175546 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175546 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175546 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175546 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175546 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175546 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175543 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175543 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000175544 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000175544 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.90%